Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed statement of operations - USD ($)	2 Months Ended	5 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
Loss from operations	$ (83,312)
Change in fair value of warrant liabilities
Financing costs
Net gain from investments held in Trust Account
Total other (expense) income
Net loss	$ (83,312)	$ (363,622)
Basic and Diluted weighted-average shares outstanding (in Shares)		8,625,000
Basic and Diluted net loss per share (in Dollars per share)		$ (0.04)
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Condensed Statement of Income Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)	34,500,000
Basic and Diluted net loss per share (in Dollars per share)
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Condensed Statement of Income Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)	8,625,000
Basic and Diluted net loss per share (in Dollars per share)	$ (0.01)
Restatement Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Loss from operations
Change in fair value of warrant liabilities	(4,851,960)	$ (27,068,170)
Financing costs	(611,620)
Net gain from investments held in Trust Account
Total other (expense) income	(5,463,580)
Net loss	$ (5,463,580)	$ (27,679,790)
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss per share (in Dollars per share)
Restatement Adjustment [Member] | Class A Ordinary Shares [Member]
Condensed Statement of Income Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss per share (in Dollars per share)
Restatement Adjustment [Member] | Class B Ordinary Shares [Member]
Condensed Statement of Income Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss per share (in Dollars per share)
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Loss from operations	$ (83,312)
Change in fair value of warrant liabilities	(4,851,960)
Financing costs	(611,620)
Net gain from investments held in Trust Account
Total other (expense) income	(5,463,580)
Net loss	$ (5,546,892)
As Restated [Member] | Class A Ordinary Shares [Member]
Condensed Statement of Income Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)	34,500,000
Basic and Diluted net loss per share (in Dollars per share)
As Restated [Member] | Class B Ordinary Shares [Member]
Condensed Statement of Income Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)	8,625,000
Basic and Diluted net loss per share (in Dollars per share)	$ (0.64)